Notes to the consolidated statement of cash flows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Adjustments for
Depreciation and amortization	€ 1,140	€ 1,095	€ 1,132
Share-based payments	149	108	76
Impairment charges	152	40	246
Restructuring charges	125	183	454
Profit from other non-current financial investments	(27)	(188)	(61)
Profit on sale of property, plant and equipment, net	(35)	(59)	(3)
Share of results of associated companies and joint ventures, excluding impairments			(26)
Share of results of associated companies and joint ventures	26	(9)	(22)
Financial income and expenses	28	240	167
Income tax (benefit)/expense	(2,030)	273	3,254
Other operating income and expenses	26	30	28
Total	€ (446)	€ 1,713	€ 5,267